RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS	6 Months Ended
Jun. 30, 2015
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS [Abstract]
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

3. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In April 2015, the FASB issued ASU 2015-03 as part of its simplification initiative. The ASU changes the presentation of debt issuance costs in financial statements. Under the ASU, an entity presents such costs in the balance sheet as a direct deduction from the related debt liability rather than as an asset. Amortization of the costs is reported as interest expense. The requirement to present debt issuance costs as a direct reduction of the related debt liability (rather than as an asset) is consistent with the presentation of debt discounts under U.S. GAAP. In addition, it converges the guidance in U.S. GAAP with that in International Financial Reporting Standards ("IFRSs"), under which transaction costs that are directly attributable to the issuance of a financial liability are treated as an adjustment to the initial carrying amount of the liability. ASU 2015-03 is effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. The Company does not expect the adoption of ASU 2015-03 to have a significant impact on our financial statement disclosures.

In July, 2015, the FASB issued ASU 2015-11 as part of its simplification initiative. The ASU changes the way of measurement on inventory, which currently requires an entity to measure inventory at the lower of cost or market. Market could be replacement cost, net realizable value, or net realizable value less an approximately normal profit margin. The amendments in this ASU require an entity to measure inventory within the scope of this ASU at the lower of cost and net realizable value. Subsequent measurement is unchanged for inventory measured using last-in, first-out (LIFO) or the retail inventory method. For public business entities, ASU 2015-11 is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The Company is still in the process of assessing the potential financial impact to the Company.